UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Prepared Portfolio 2010

Prepared Portfolio 2015

Prepared Portfolio 2020

Prepared Portfolio 2025

Prepared Portfolio 2030

Prepared Portfolio 2035

Prepared Portfolio 2040

Prepared Portfolio 2045

Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name	and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 04/30/2008

Item 1 – Report to Stockholders

EQUITIES        FIXED INCOME        REAL ESTATE        LIQUIDITY         ALTERNATIVES        BLACKROCK SOLUTIONS

BlackRock Lifecycle Prepared Portfolios

SEMI-ANNUAL REPORT | APRIL 30, 2008 (UNAUDITED)

Prepared Portfolio 2010

Prepared Portfolio 2015

Prepared Portfolio 2020

Prepared Portfolio 2025

Prepared Portfolio 2030

Prepared Portfolio 2035

Prepared Portfolio 2040

Prepared Portfolio 2045

Prepared Portfolio 2050

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the “Fed”) intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed’s other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed’s response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad “flight-to–quality” theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April 30. Treasury issues relinquished some of their gains in April, however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008	6-month	12-month
U.S. equities (S&P 500® Index)	(9.64)%	(4.68)%
Small cap U.S. equities (Russell 2000® Index)	(12.92)%	(10.96)%
International equities (MSCI Europe, Australasia, Far East Index)	(9.21)%	(1.78)%
Fixed income (Lehman Brothers U.S. Aggregate Index)	4.08%	6.87%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	1.47%	2.79%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(0.73)%	(0.80)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary	Prepared Portfolio 2010

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed its blended benchmark for the six-month period.

What factors influenced performance?

•

Stocks endured an extremely difficult six-month period. Following losses in November and December, 2008 opened with extremely high levels of market volatility and sharp sell-offs that occurred throughout the first quarter of the year. Markets did experience some sharp rallies as well during the last several months of the period, but overall, market sentiment was decidedly negative. Most developed markets followed suit with the United States, but performance in the emerging markets was mixed, as those with higher exposure to commodity markets fared better. The fixed income markets were also volatile during the period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality.

•

The Portfolio’s relative performance benefited from an underweight in U.S. equities, an overweight in non-U.S. stocks and an emphasis on emerging markets. The Portfolio also benefited from an underweight in the core fixed income asset class and overweights in U.S. Treasury Inflation Protected Securities (TIPS) and non-U.S. securities.

•

The Portfolio’s holdings in large-cap core stocks and core fixed income hindered performance during the period. Within the large-cap core segment, Portfolio holdings in healthcare (mainly healthcare services) and energy (specifically oil refining and marketing companies) were the primary detractors from relative performance. Within the Portfolio’s fixed income component, an overweight in high-quality spread assets, such as mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, hindered results, as these assets underperformed U.S. Treasuries. Additionally, the Portfolio’s short duration positioning relative to that of the benchmark had a negative impact, as interest rates declined across the yield curve during the six-month period.

Describe recent Portfolio activity.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s allocations to its underlying funds have remained consistent throughout the period, with 55% allocated to global equities and 45% to fixed income.

•

We believe the U.S. equity market is becoming more attractive after a period of significant contraction, and the U.S. dollar is also becoming attractive after a period of considerable weakness. Accordingly, we sold equity and fixed income non-U.S. dollar assets late in the period, using the profits on those sales to increase Portfolio exposure to TIPS and large-cap domestic stocks.

Describe Portfolio positioning at period-end.

•

At the end of the six-month period, the Portfolio was underweight relative to its blended benchmark in U.S. equities and overweight in non-U.S. stocks, with a tilt toward emerging markets. The Portfolio was underweight in value stocks. The fixed income segment of the Portfolio was underweight in core fixed income and overweight in TIPS and non-U.S. bonds.

Portfolio Profile as of April 30, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies

Equity Funds	55%
Fixed Income Funds	45

Portfolio Holdings	Percent of Affiliated Investment Companies

BlackRock Total Return Fund	30%
BlackRock Global Dynamic Equity Fund	16
Master Large Cap Core Portfolio	10
Master Basic Value LLC	9
BlackRock Capital Appreciation Portfolio	8
BlackRock Inflation Protected Bond Portfolio	7
BlackRock Small Cap Core Equity Portfolio	5
BlackRock International Bond Portfolio	5
BlackRock EuroFund	3
BlackRock Pacific Fund, Inc.	3
BlackRock High Yield Bond Portfolio	3
BlackRock Latin America Fund, Inc.	1

Although the holdings listed above are current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

4	SEMI-ANNUAL REPORT	APRIL 30, 2008

Portfolio Summary (concluded)	Prepared Portfolio 2010

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

**	Commencement of operations.

†	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2010.

††	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

†††	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (48.0%), Russell 3000 Index (41.6%) and MSCI EAFE Index (10.4%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively. Russell 3000 is a registered trademark of the Frank Russell Company.

Performance Summary for the Period Ended April 30, 2008

		Average Annual Total Returns*
		1 Year		From Inception**
	6-Month	w / o sales	w / sales	w / o sales	w / sales
	Total Returns	charge	charge	charge	charge
Institutional	(3.12)%	6.10%	—	5.83%	—
Investor A	(3.35)%	5.65%	0.14%	5.39%	0.04%
R	(3.38)%	5.43%	—	5.18%	—
S&P 500® Index	(9.64)%	(4.68)%	—	(4.65)%	—
Lehman Brothers U.S. Aggregate Index (48.0%)/Russell 3000® Index (41.6%)/MSCI EAFE Index (10.4%)	(3.71)%	0.58%	—	0.50%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

**	The Portfolio commenced operations on 4/20/07.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	November 1, 2007	April 30, 2008	During the Period*	November 1, 2007	April 30, 2008	During the Period*
Institutional	$1,000.00	$968.85	$0.38	$1,000.00	$1,024.61	$0.39
Investor A	$1,000.00	$966.53	$1.96	$1,000.00	$1,022.98	$2.02
R	$1,000.00	$966.24	$3.25	$1,000.00	$1,021.65	$3.35

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.08% for Institutional, 0.40% for Investor A and 0.66% for R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366. See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2008	5

Portfolio Summary	Prepared Portfolio 2015

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed its blended benchmark for the six-month period.

What factors influenced performance?

•

Stocks endured an extremely difficult six-month period. Following losses in November and December, 2008 opened with extremely high levels of market volatility and sharp sell-offs that occurred throughout the first quarter of the year. Markets did experience some sharp rallies as well during the last several months of the period, but overall, market sentiment was decidedly negative. Most developed markets followed suit with the United States, but performance in the emerging markets was mixed, as those with higher exposure to commodity markets fared better. The fixed income markets were also volatile during the period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality.

•

The Portfolio’s relative performance benefited from an underweight in U.S. equities, an overweight in non-U.S. stocks, and an emphasis on emerging markets. The Portfolio also benefited from an underweight in the core fixed income asset class and overweights in U.S. Treasury Inflation Protected Securities (TIPS) and non-U.S. securities.

•

The Portfolio’s holdings in large-cap core stocks and core fixed income hindered performance during the period. Within the large-cap core segment, Portfolio holdings in healthcare (mainly healthcare services) and energy (specifically oil refining and marketing companies) were the primary detractors from relative performance. Within the Portfolio’s fixed income component, an overweight in high-quality spread assets, such as mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, hindered results, as these assets underperformed U.S. Treasuries. Additionally, the Portfolio’s short duration positioning relative to that of the benchmark had a negative impact, as interest rates declined across the yield curve during the six-month period.

Describe recent Portfolio activity.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s allocations to its underlying funds have remained consistent throughout the period, with 58% allocated to global equities and 42% to fixed income.

•

We believe the U.S. equity market is becoming more attractive after a period of significant contraction, and the U.S. dollar is also becoming attractive after a period of considerable weakness. Accordingly, we sold equity and fixed income non-U.S. dollar assets late in the period, using the profits on those sales to increase Portfolio exposure to TIPS and large-cap domestic stocks.

Describe Portfolio positioning at period-end.

•

At the end of the six-month period, the Portfolio was underweight relative to its blended benchmark in U.S. equities and overweight in non-U.S. stocks, with a tilt toward emerging markets. The Portfolio was underweight in value stocks. The fixed income segment of the Portfolio was underweight in core fixed income and overweight in TIPS and non-U.S. bonds.

Portfolio Profile as of April 30, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	58%
Fixed Income Funds	42

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund	28%
BlackRock Global Dynamic Equity Fund	16
Master Large Cap Core Portfolio	12
Master Basic Value LLC	9
BlackRock Capital Appreciation Portfolio	8
BlackRock Inflation Protected Bond Portfolio	7
BlackRock Small Cap Core Equity Portfolio	6
BlackRock International Bond Portfolio	5
BlackRock EuroFund	3
BlackRock Pacific Fund, Inc.	3
BlackRock High Yield Bond Portfolio	2
BlackRock Latin America Fund, Inc.	1

Although the holdings listed above are current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

6	SEMI-ANNUAL REPORT	APRIL 30, 2008

Portfolio Summary (concluded)	Prepared Portfolio 2015

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

**	Commencement of operations.

†	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015.

††	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

†††	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (44.0%), Russell 3000 Index (44.8%) and MSCI EAFE Index (11.2%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively. Russell 3000 is a registered trademark of the Frank Russell Company.

Performance Summary for the Period Ended April 30, 2008

		Average Annual Total Returns*
		1 Year		From Inception**
	6-Month	w / o sales	w / sales	w / o sales	w / sales
	Total Returns	charge	charge	charge	charge
Institutional	(3.18)%	4.28%	—	4.06%	—
Investor A	(3.34)%	3.92%	(1.51)%	3.71%	(1.56)%
R	(3.47)%	3.58%	—	3.38%	—
S&P 500® Index	(9.64)%	(4.68)%	—	(4.65)%	—
Lehman Brothers U.S. Aggregate Index (44.0%)/Russell 3000® Index (44.8%)/MSCI EAFE Index (11.2%)	(4.25)%	0.25%	—	0.14%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

**	The Portfolio commenced operations on 4/20/07.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	November 1, 2007	April 30, 2008	During the Period*	November 1, 2007	April 30, 2008	During the Period*
Institutional	$1,000.00	$968.19	$0.34	$1,000.00	$1,024.65	$0.35
Investor A	$1,000.00	$966.60	$1.91	$1,000.00	$1,023.03	$1.97
R	$1,000.00	$965.26	$3.40	$1,000.00	$1,021.50	$3.50

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.07% for Institutional, 0.39% for Investor A and 0.70% for R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366. See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2008	7

Portfolio Summary	Prepared Portfolio 2020

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio’s Institutional and Investor A shares modestly outperformed its blended benchmark for the six-month period, while the return on R shares underperformed the benchmark.

What factors influenced performance?

•

Stocks endured an extremely difficult six-month period. Following losses in November and December, 2008 opened with extremely high levels of market volatility and sharp sell-offs that occurred throughout the first quarter of the year. Markets did experience some sharp rallies as well • during the last several months of the period, but overall, market sentiment was decidedly negative. Most developed markets followed suit with the United States, but performance in the emerging markets was mixed, as those with higher exposure to commodity markets fared better. The fixed income markets were also volatile during the period, with all spread • sectors underperforming U.S. Treasuries amid a continued investor flight to quality.

•

The Portfolio’s relative performance benefited from an underweight in U.S. equities, an overweight in non-U.S. stocks, and an emphasis on emerging markets. The Portfolio also benefited from an underweight in the core fixed income asset class and overweights in U.S. Treasury Inflation Protected Securities (TIPS) and non-U.S. securities. •

•

The Portfolio’s holdings in large-cap core stocks and core fixed income hindered performance during the period. Within the large-cap core segment, Portfolio holdings in healthcare (mainly healthcare services) and energy (specifically oil refining and marketing companies) were the primary detractors from relative performance. Within the Portfolio’s fixed income component, an overweight in high-quality spread assets, such as mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, hindered results, as these assets underperformed U.S. Treasuries. Additionally, the Portfolio’s short duration positioning relative to that of the benchmark had a negative impact, as interest rates declined across the yield curve during the six-month period.

Describe recent Portfolio activity.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s allocations to its underlying funds have remained consistent throughout the period, with 63% allocated to global equities and 37% to fixed income.

•

We believe the U.S. equity market is becoming more attractive after a period of significant contraction, and the U.S. dollar is also becoming attractive after a period of considerable weakness. Accordingly, we sold equity and fixed income non-U.S. dollar assets late in the period, using the profits on those sales to increase Portfolio exposure to TIPS and large-cap domestic stocks.

Describe Portfolio positioning at period-end.

•

At the end of the six-month period, the Portfolio was underweight relative to its blended benchmark in U.S. equities and overweight in non-U.S. stocks, with a tilt toward emerging markets. The Portfolio was underweight in value stocks. The fixed income segment of the Portfolio was underweight in core fixed income and overweight in TIPS and non-U.S. bonds.

Portfolio Profile as of April 30, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	63%
Fixed Income Funds	37

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund	25%
BlackRock Global Dynamic Equity Fund	17
Master Large Cap Core Portfolio	12
Master Basic Value LLC	10
BlackRock Capital Appreciation Portfolio	9
BlackRock Small Cap Core Equity Portfolio	6
BlackRock Inflation Protected Bond Portfolio	6
BlackRock International Bond Portfolio	4
BlackRock EuroFund	4
BlackRock Pacific Fund, Inc.	3
BlackRock High Yield Bond Portfolio	2
BlackRock Latin America Fund, Inc.	2

Although the holdings listed above are current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

8	SEMI-ANNUAL REPORT	APRIL 30, 2008

Portfolio Summary (concluded)	Prepared Portfolio 2020

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

**	Commencement of operations.

†	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020.

††	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

†††	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (38.0%), Russell 3000 Index (49.6%) and MSCI EAFE Index (12.4%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively. Russell 3000 is a registered trademark of the Frank Russell Company.

Performance Summary for the Period Ended April 30, 2008

		Average Annual Total Returns*
		1 Year		From Inception**
	6-Month	w / o sales	w / sales	w / o sales	w / sales
	Total Returns	charge	charge	charge	charge
Institutional	(4.83)%	3.26%	—	3.08%	—
Investor A	(4.98)%	3.02%	(2.36)%	2.74%	(2.48)%
R	(5.03)%	2.77%	—	2.50%	—
S&P 500® Index	(9.64)%	(4.68)%	—	(4.65)%	—
Lehman Brothers U.S. Aggregate Index (38.0%)/Russell 3000® Index (49.6%)/MSCI EAFE Index (12.4%)	(5.02)%	(0.34)%	—	(0.48)%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

**	The Portfolio commenced operations on 4/20/07.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$951.66	$0.32	$1,000.00	$1,024.67	$0.33
Investor A	$1,000.00	$950.18	$1.90	$1,000.00	$1,023.03	$1.97
R	$1,000.00	$949.71	$3.74	$1,000.00	$1,021.11	$3.89

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.07% for Institutional, 0.39% for Investor A and 0.77% for R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2008	9

Portfolio Summary	Prepared Portfolio 2025

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its blended benchmark for the six-month period.

What factors influenced performance?

•

Stocks endured an extremely difficult six-month period. Following losses in November and December, 2008 opened with extremely high levels of market volatility and sharp sell-offs that occurred throughout the first quarter of the year. Markets did experience some sharp rallies as well during the last several months of the period, but overall, market sentiment was decidedly negative. Most developed markets followed suit with the United States, but performance in the emerging markets was mixed, as those with higher exposure to commodity markets fared better. The fixed income markets were also volatile during the period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality.

•

The Portfolio’s relative performance benefited from an underweight in U.S. equities, an overweight in non-U.S. stocks, and an emphasis on emerging markets. The Portfolio also benefited from an underweight in the core fixed income asset class and overweights in U.S. Treasury Inflation Protected Securities (TIPS) and non-U.S. securities.

•

The Portfolio’s holdings in large-cap core stocks and core fixed income hindered performance during the period. Within the large-cap core segment, Portfolio holdings in healthcare (mainly healthcare services) and energy (specifically oil refining and marketing companies) were the primary detractors from relative performance. Within the Portfolio’s fixed income component, an overweight in high-quality spread assets, such as mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, hindered results, as these assets underperformed U.S. Treasuries. Additionally, the Portfolio’s short duration positioning relative to that of the benchmark had a negative impact, as interest rates declined across the yield curve during the six-month period.

Describe recent Portfolio activity.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s allocations to its underlying funds have remained consistent throughout the period, with 73% allocated to global equities and 27% to fixed income.

•

We believe the U.S. equity market is becoming more attractive after a period of significant contraction, and the U.S. dollar is also becoming attractive after a period of considerable weakness. Accordingly, we sold equity and fixed income non-U.S. dollar assets late in the period, using the profits on those sales to increase Portfolio exposure to TIPS and large-cap domestic stocks.

Describe Portfolio positioning at period-end.

•

At the end of the six-month period, the Portfolio was underweight relative to its blended benchmark in U.S. equities and overweight in non-U.S. stocks, with a tilt toward emerging markets. The Portfolio was underweight in value stocks. The fixed income segment of the Portfolio was underweight in core fixed income and overweight in TIPS and non-U.S. bonds.

Portfolio Profile as of April 30, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	73%
Fixed Income Funds	27

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Global Dynamic Equity Fund	19%
BlackRock Total Return Fund	18
Master Large Cap Core Portfolio	15
Master Basic Value LLC	12
BlackRock Capital Appreciation Portfolio	11
BlackRock Small Cap Core Equity Portfolio	7
BlackRock Inflation Protected Bond Portfolio	5
BlackRock EuroFund	4
BlackRock Pacific Fund, Inc.	3
BlackRock International Bond Portfolio	3
BlackRock Latin America Fund, Inc.	2
BlackRock High Yield Bond Portfolio	1

Although the holdings listed above are current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

10	SEMI-ANNUAL REPORT	APRIL 30, 2008

Portfolio Summary (concluded)	Prepared Portfolio 2025

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

**	Commencement of operations.

†	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025.

††	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

†††	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (29.0%), Russell 3000 Index (56.8%) and MSCI EAFE Index (14.2%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively. Russell 3000 is a registered trademark of the Frank Russell Company.

Performance Summary for the Period Ended April 30, 2008

		Average Annual Total Returns*
		1 Year		From Inception**
	6-Month	w / o sales	w / sales	w / o sales	w / sales
	Total Returns	charge	charge	charge	charge
Institutional	(6.26)%	3.32%	—	3.03%	—
Investor A	(6.44)%	2.94%	(2.44)%	2.66%	(2.56)%
R	(6.45)%	2.64%	—	2.37%	—
S&P 500® Index	(9.64)%	(4.68)%	—	(4.65)%	—
Lehman Brothers U.S. Aggregate Index (29.0%)/Russell 3000® Index (56.8%)/MSCI EAFE Index (14.2%)	(6.06)%	(1.23)%	—	(1.39)%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

**	The Portfolio commenced operations on 4/20/07.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$937.36	$0.41	$1,000.00	$1,024.58	$0.42
Investor A	$1,000.00	$935.61	$2.10	$1,000.00	$1,022.80	$2.20
R	$1,000.00	$935.51	$3.47	$1,000.00	$1,021.37	$3.63

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.08% for Institutional, 0.44% for Investor A and 0.72% for R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2008	11

Portfolio Summary	Prepared Portfolio 2030

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed its blended benchmark for the six-month period.

What factors influenced performance?

•

Stocks endured an extremely difficult six-month period. Following losses in November and December, 2008 opened with extremely high levels of market volatility and sharp sell-offs that occurred throughout the first quarter of the year. Markets did experience some sharp rallies as well during the last several months of the period, but overall, market sentiment was decidedly negative. Most developed markets followed suit with the United States, but performance in the emerging markets was mixed, as those with higher exposure to commodity markets fared better. The fixed income markets were also volatile during the period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality.

•

The Portfolio’s relative performance benefited from an underweight in U.S. equities, an overweight in non-U.S. stocks, and an emphasis on emerging markets. The Portfolio also benefited from an underweight in the core fixed income asset class and overweights in U.S. Treasury Inflation Protected Securities (TIPS) and non-U.S. securities.

•

The Portfolio’s holdings in large-cap core stocks and core fixed income hindered performance during the period. Within the large-cap core segment, Portfolio holdings in healthcare (mainly healthcare services) and energy (specifically oil refining and marketing companies) were the primary detractors from relative performance. Within the Portfolio’s fixed income component, an overweight in high-quality spread assets, such as mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, hindered results, as these assets underperformed U.S. Treasuries. Additionally, the Portfolio’s short duration positioning relative to that of the benchmark had a negative impact, as interest rates declined across the yield curve during the six-month period.

Describe recent Portfolio activity.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s allocations to its underlying funds were changed slightly at the beginning of 2008 to include a greater allotment to fixed income. The allocation breakdown at period-end was 86% to global equities and 14% to fixed income.

•

We believe the U.S. equity market is becoming more attractive after a period of significant contraction, and the U.S. dollar is also becoming attractive after a period of considerable weakness. Accordingly, we sold equity and fixed income non-U.S. dollar assets late in the period, using the profits on those sales to increase Portfolio exposure to TIPS and large-cap domestic stocks.

Describe Portfolio positioning at period-end.

•

At the end of the six-month period, the Portfolio was underweight relative to its blended benchmark in U.S. equities and overweight in non-U.S. stocks, with a tilt toward emerging markets. The Portfolio was underweight in value stocks. The fixed income segment of the Portfolio was underweight in core fixed income and overweight in TIPS and non-U.S. bonds.

Portfolio Profile as of April 30, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	86%
Fixed Income Funds	14

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Global Dynamic Equity Fund	22%
Master Large Cap Core Portfolio	17
Master Basic Value LLC	14
BlackRock Capital Appreciation Portfolio	13
BlackRock Total Return Fund	9
BlackRock Small Cap Core Equity Portfolio	9
BlackRock EuroFund	5
BlackRock Pacific Fund, Inc.	4
BlackRock Inflation Protected Bond Portfolio	2
BlackRock Latin America Fund, Inc.	2
BlackRock International Bond Portfolio	2
BlackRock High Yield Bond Portfolio	1

Although the holdings listed above are current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

12	SEMI-ANNUAL REPORT	APRIL 30, 2008

Portfolio Summary (concluded)	Prepared Portfolio 2030

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

**	Commencement of operations.

†	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030.

††	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

†††	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (16.0%), Russell 3000 Index (67.2%) and MSCI EAFE Index (16.8%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively. Russell 3000 is a registered trademark of the Frank Russell Company.

Performance Summary for the Period Ended April 30, 2008

		Average Annual Total Returns*
		1 Year		From Inception**
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(7.54)%	2.75%	—	2.47%	—
Investor A	(7.78)%	2.29%	(3.05)%	2.03%	(3.15)%
R	(7.88)%	2.00%	—	1.75%	—
S&P 500® Index	(9.64)%	(4.68)%	—	(4.65)%	—
Lehman Brothers U.S. Aggregate Index (16.0%)/Russell 3000® Index (67.2%)/MSCI EAFE Index (16.8%)	(8.30)%	(3.41)%	—	(3.55)%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

**	The Portfolio commenced operations on 4/20/07.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$924.61	$0.27	$1,000.00	$1,024.72	$0.28
Investor A	$1,000.00	$922.16	$2.00	$1,000.00	$1,022.89	$2.11
R	$1,000.00	$921.25	$3.93	$1,000.00	$1,020.85	$4.15

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.06% for Institutional, 0.42% for Investor A and 0.82% for R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2008	13

Portfolio Summary	Prepared Portfolio 2035

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed its blended benchmark for the six-month period.

What factors influenced performance?

•

Stocks endured an extremely difficult six-month period. Following losses in November and December, 2008 opened with extremely high levels of market volatility and sharp sell-offs that occurred throughout the first quarter of the year. Markets did experience some sharp rallies as well during the last several months of the period, but overall, market sentiment was decidedly negative. Most developed markets followed suit with the United States, but performance in the emerging markets was mixed, as those with higher exposure to commodity markets fared better. The fixed income markets were also volatile during the period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality.

•

The Portfolio’s relative performance benefited from an underweight in U.S. equities, an overweight in non-U.S. stocks, and an emphasis on emerging markets. The Portfolio also benefited from an underweight in the core fixed income asset class and overweights in U.S. Treasury Inflation Protected Securities (TIPS) and non-U.S. securities.

•

The Portfolio’s holdings in large-cap core stocks and core fixed income hindered performance during the period. Within the large-cap core segment, Portfolio holdings in healthcare (mainly healthcare services) and energy (specifically oil refining and marketing companies) were the primary detractors from relative performance. Within the Portfolio’s fixed income component, an overweight in high-quality spread assets, such as mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, hindered results, as these assets underperformed U.S. Treasuries. Additionally, the Portfolio’s short duration positioning relative to that of the benchmark had a negative impact, as interest rates declined across the yield curve during the six-month period.

Describe recent Portfolio activity.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s allocations to its underlying funds were changed slightly at the beginning of 2008 to include an allotment to fixed income. The allocation breakdown at period-end was 92% to global equities and 8% to fixed income.

•

We believe the U.S. equity market is becoming more attractive after a period of significant contraction, and the U.S. dollar is also becoming attractive after a period of considerable weakness. Accordingly, we sold equity and fixed income non-U.S. dollar assets late in the period, using the profits on those sales to increase Portfolio exposure to TIPS and large-cap domestic stocks.

Describe Portfolio positioning at period-end.

•

At the end of the six-month period, the Portfolio was underweight relative to its blended benchmark in U.S. equities and overweight in non-U.S. stocks, with a tilt toward emerging markets. The Portfolio was underweight in value stocks. The fixed income segment of the Portfolio was underweight in core fixed income and overweight in TIPS and non-U.S. bonds.

Portfolio Profile as of April 30, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	92%
Fixed Income Funds	8

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Global Dynamic Equity Fund	24%
Master Large Cap Core Portfolio	18
Master Basic Value LLC	15
BlackRock Capital Appreciation Portfolio	14
BlackRock Small Cap Core Equity Portfolio	9
BlackRock EuroFund	5
BlackRock Total Return Fund	5
BlackRock Pacific Fund, Inc.	4
BlackRock Latin America Fund, Inc.	3
BlackRock Inflation Protected Bond Portfolio	1
BlackRock International Bond Portfolio	1
BlackRock High Yield Bond Portfolio	1

Although the holdings listed above are current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

14	SEMI-ANNUAL REPORT	APRIL 30, 2008

Portfolio Summary (concluded)	Prepared Portfolio 2035

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

**	Commencement of operations.

†	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035.

††	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

†††	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (10.0%), Russell 3000 Index (72.0%) and MSCI EAFE Index (18.0%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively. Russell 3000 is a registered trademark of the Frank Russell Company.

Performance Summary for the Period Ended April 30, 2008

		Average Annual Total Returns*
		1 Year		From Inception**
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(8.53)%	1.18%	—	0.95%	—
Investor A	(8.69)%	0.83%	(4.44)%	0.61%	(4.50)%
R	(8.76)%	0.57%	—	0.36%	—
S&P 500® Index	(9.64)%	(4.68)%	—	(4.65)%	—
Lehman Brothers U.S. Aggregate Index (10.0%)/Russell 3000® Index (72.0%)/MSCI EAFE Index (18.0%)	(9.19)%	(3.93)%	—	(4.14)%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

**	The Portfolio commenced operations on 4/20/07.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$914.69	$0.47	$1,000.00	$1,024.50	$0.50
Investor A	$1,000.00	$913.13	$2.24	$1,000.00	$1,022.63	$2.37
R	$1,000.00	$912.43	$4.17	$1,000.00	$1,020.59	$4.41

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.10% for Institutional, 0.47% Investor A and 0.88% for R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2008	15

Portfolio Summary	Prepared Portfolio 2040

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed its blended benchmark for the six-month period.

What factors influenced performance?

•

Stocks endured an extremely difficult six-month period. Following losses in November and December, 2008 opened with extremely high levels of market volatility and sharp sell-offs that occurred throughout the first quarter of the year. Markets did experience some sharp rallies as well during the last several months of the period, but overall, market sentiment was decidedly negative. Most developed markets followed suit with the United States, but performance in the emerging markets was mixed, as those with higher exposure to commodity markets fared better. The fixed income markets were also volatile during the period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality.

•

The Portfolio’s relative performance benefited from an underweight in U.S. equities, an overweight in non-U.S. stocks, and an emphasis on emerging markets. The Portfolio also benefited from an underweight in the core fixed income asset class and overweights in U.S. Treasury Inflation Protected Securities (TIPS) and non-U.S. securities.

•

The Portfolio’s holdings in large-cap core stocks and core fixed income hindered performance during the period. Within the large-cap core segment, Portfolio holdings in healthcare (mainly healthcare services) and energy (specifically oil refining and marketing companies) were the primary detractors from relative performance. Within the Portfolio’s fixed income component, an overweight in high-quality spread assets, such as mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, hindered results, as these assets underperformed U.S. Treasuries. Additionally, the Portfolio’s short duration positioning relative to that of the benchmark had a negative impact, as interest rates declined across the yield curve during the six-month period.

Describe recent Portfolio activity.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s allocations to its underlying funds were changed slightly at the beginning of 2008 to include an allotment to fixed income. The allocation breakdown at period-end was 92% to global equities and 8% to fixed income.

•

We believe the U.S. equity market is becoming more attractive after a period of significant contraction, and the U.S. dollar is also becoming attractive after a period of considerable weakness. Accordingly, we sold equity and fixed income non-U.S. dollar assets late in the period, using the profits on those sales to increase Portfolio exposure to TIPS and large-cap domestic stocks.

Describe Portfolio positioning at period-end.

•

At the end of the six-month period, the Portfolio was underweight relative to its blended benchmark in U.S. equities and overweight in non-U.S. stocks, with a tilt toward emerging markets. The Portfolio was underweight in value stocks. The fixed income segment of the Portfolio was underweight in core fixed income and overweight in TIPS and non-U.S. bonds.

Portfolio Profile as of April 30, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	92%
Fixed Income Funds	8

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Global Dynamic Equity Fund	24%
Master Large Cap Core Portfolio	18
Master Basic Value LLC	15
BlackRock Capital Appreciation Portfolio	14
BlackRock Small Cap Core Equity Portfolio	9
BlackRock EuroFund	5
BlackRock Total Return Fund	5
BlackRock Pacific Fund, Inc.	4
BlackRock Latin America Fund, Inc.	3
BlackRock Inflation Protected Bond Portfolio	1
BlackRock International Bond Portfolio	1
BlackRock High Yield Bond Portfolio	1

Although the holdings listed above are current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

16	SEMI-ANNUAL REPORT	APRIL 30, 2008

Portfolio Summary (concluded)	Prepared Portfolio 2040

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

**	Commencement of operations.

†	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2040.

††	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

†††	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (10.0%), Russell 3000 Index (72.0%) and MSCI EAFE Index (18.0%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively. Russell 3000 is a registered trademark of the Frank Russell Company.

Performance Summary for the Period Ended April 30, 2008

		Average Annual Total Returns*
		1 Year		From Inception**
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(8.57)%	2.52%	—	2.25%	—
Investor A	(8.74)%	2.24%	(3.10)%	1.88%	(3.29)%
R	(8.77)%	1.94%	—	1.59%	—
S&P 500® Index	(9.64)%	(4.68)%	—	(4.65)%	—
Lehman Brothers U.S. Aggregate Index (10.0%)/Russell 3000® Index (72.0%)/MSCI EAFE Index (18.0%)	(9.19)%	(3.93)%	—	(4.14)%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

**	The Portfolio commenced operations on 4/20/07.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$914.30	$0.62	$1,000.00	$1,024.35	$0.65
Investor A	$1,000.00	$912.60	$2.61	$1,000.00	$1,022.23	$2.77
R	$1,000.00	$912.33	$4.25	$1,000.00	$1,020.50	$4.50

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.13% for Institutional, 0.55% for Investor A and 0.89% for R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2008	17

Portfolio Summary	Prepared Portfolio 2045

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its blended benchmark for the six-month period.

What factors influenced performance?

•

Stocks endured an extremely difficult six-month period. Following losses in November and December, 2008 opened with extremely high levels of market volatility and sharp sell-offs that occurred throughout the first quarter of the year. Markets did experience some sharp rallies as well during the last several months of the period, but overall, market sentiment was decidedly negative. Most developed markets followed suit with the United States, but performance in the emerging markets was mixed, as those with higher exposure to commodity markets fared better. The fixed income markets were also volatile during the period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality.

•

The Portfolio’s relative performance benefited from an underweight in U.S. equities, an overweight in non-U.S. stocks, and an emphasis on emerging markets. The Portfolio also benefited from an underweight in the core fixed income asset class and overweights in U.S. Treasury Inflation Protected Securities (TIPS) and non-U.S. securities.

•

The Portfolio’s holdings in large-cap core stocks and core fixed income hindered performance during the period. Within the large-cap core segment, Portfolio holdings in healthcare (mainly healthcare services) and energy (specifically oil refining and marketing companies) were the primary detractors from relative performance. Within the Portfolio’s fixed income component, an overweight in high-quality spread assets, such as mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, hindered results, as these assets underperformed U.S. Treasuries. Additionally, the Portfolio’s short duration positioning relative to that of the benchmark had a negative impact, as interest rates declined across the yield curve during the six-month period.

Describe recent Portfolio activity.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s allocations to its underlying funds were changed slightly at the beginning of 2008 to include an allotment to fixed income. The allocation breakdown at period-end was 92% to global equities and 8% to fixed income.

•

We believe the U.S. equity market is becoming more attractive after a period of significant contraction, and the U.S. dollar is also becoming attractive after a period of considerable weakness. Accordingly, we sold equity and fixed income non-U.S. dollar assets late in the period, using the profits on those sales to increase Portfolio exposure to TIPS and large-cap domestic stocks.

Describe Portfolio positioning at period-end.

•

At the end of the six-month period, the Portfolio was underweight relative to its blended benchmark in U.S. equities and overweight in non-U.S. stocks, with a tilt toward emerging markets. The Portfolio was underweight in value stocks. The fixed income segment of the Portfolio was underweight in core fixed income and overweight in TIPS and non-U.S. bonds.

Portfolio Profile as of April 30, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	92%
Fixed Income Funds	8

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Global Dynamic Equity Fund	24%
Master Large Cap Core Portfolio	18
Master Basic Value LLC	15
BlackRock Capital Appreciation Portfolio	14
BlackRock Small Cap Core Equity Portfolio	9
BlackRock EuroFund	5
BlackRock Total Return Fund	5
BlackRock Pacific Fund, Inc.	4
BlackRock Latin America Fund, Inc.	3
BlackRock Inflation Protected Bond Portfolio	1
BlackRock International Bond Portfolio	1
BlackRock High Yield Bond Portfolio	1

Although the holdings listed above are current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

18	SEMI-ANNUAL REPORT	APRIL 30, 2008

Portfolio Summary (concluded)	Prepared Portfolio 2045

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

**	Commencement of operations.

†	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045.

††	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

†††	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (10.0%), Russell 3000 Index (72.0%) and MSCI EAFE Index (18.0%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively. Russell 3000 is a registered trademark of the Frank Russell Company.

Performance Summary for the Period Ended April 30, 2008

	6-Month Total Returns	Average Annual Total Returns*
		1 Year		From Inception**
		w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(9.45)%	2.80%	—	2.53%	—
Investor A	(9.58)%	2.48%	(2.88)%	2.12%	(3.07)%
R	(9.76)%	2.10%	—	1.74%	—
S&P 500® Index	(9.64)%	(4.68)%	—	(4.65)%	—
Lehman Brothers U.S. Aggregate Index (10.0%)/Russell 3000® Index (72.0%)/MSCI EAFE Index (18.0%)	(9.19)%	(3.93)%	—	(4.14)%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

**	The Portfolio commenced operations on 4/20/07.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$905.54	$0.70	$1,000.00	$1,024.26	$0.74
Investor A	$1,000.00	$904.20	$2.59	$1,000.00	$1,022.25	$2.75
R	$1,000.00	$902.40	$3.98	$1,000.00	$1,020.77	$4.23

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.15% for Institutional, 0.55% for Investor A and 0.84% for R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2008	19

Portfolio Summary	Prepared Portfolio 2050

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its blended benchmark for the six-month period.

What factors influenced performance?

•

Stocks endured an extremely difficult six-month period. Following losses in November and December, 2008 opened with extremely high levels of market volatility and sharp sell-offs that occurred throughout the first quarter of the year. Markets did experience some sharp rallies as well during the last several months of the period, but overall, market sentiment was decidedly negative. Most developed markets followed suit with the United States, but performance in the emerging markets was mixed, as those with higher exposure to commodity markets fared better. The fixed income markets were also volatile during the period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality.

•

The Portfolio’s relative performance benefited from an underweight in U.S. equities, an overweight in non-U.S. stocks, and an emphasis on emerging markets. The Portfolio also benefited from an underweight in the core fixed income asset class and overweights in U.S. Treasury Inflation Protected Securities (TIPS) and non-U.S. securities.

•

The Portfolio’s holdings in large-cap core stocks and core fixed income hindered performance during the period. Within the large-cap core segment, Portfolio holdings in healthcare (mainly healthcare services) and energy (specifically oil refining and marketing companies) were the primary detractors from relative performance. Within the Portfolio’s fixed income component, an overweight in high-quality spread assets, such as mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, hindered results, as these assets underperformed U.S. Treasuries. Additionally, the Portfolio’s short duration positioning relative to that of the benchmark had a negative impact, as interest rates declined across the yield curve during the six-month period.

Describe recent Portfolio activity.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s allocations to its underlying funds were changed slightly at the beginning of 2008 to include an allotment to fixed income. The allocation breakdown at period-end was 92% to global equities and 8% to fixed income.

•

We believe the U.S. equity market is becoming more attractive after a period of significant contraction, and the U.S. dollar is also becoming attractive after a period of considerable weakness. Accordingly, we sold equity and fixed income non-U.S. dollar assets late in the period, using the profits on those sales to increase Portfolio exposure to TIPS and large-cap domestic stocks.

Describe Portfolio positioning at period-end.

•

At the end of the six-month period, the Portfolio was underweight relative to its blended benchmark in U.S. equities and overweight in non-U.S. stocks, with a tilt toward emerging markets. The Portfolio was underweight in value stocks. The fixed income segment of the Portfolio was underweight in core fixed income and overweight in TIPS and non-U.S. bonds.

Portfolio Profile as of April 30, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	92%
Fixed Income Funds	8

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Global Dynamic Equity Fund	24%
Master Large Cap Core Portfolio	18
Master Basic Value LLC	15
BlackRock Capital Appreciation Portfolio	14
BlackRock Small Cap Core Equity Portfolio	9
BlackRock Total Return Fund	5
BlackRock EuroFund	5
BlackRock Pacific Fund, Inc.	4
BlackRock Latin America Fund, Inc.	3
BlackRock Inflation Protected Bond Portfolio	1
BlackRock International Bond Portfolio	1
BlackRock High Yield Bond Portfolio	1

Although the holdings listed above are current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

20	SEMI-ANNUAL REPORT	APRIL 30, 2008

Portfolio Summary (concluded)	Prepared Portfolio 2050

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

**	Commencement of operations.

†	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050.

††	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

†††	The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (10.0%), Russell 3000 Index (72.0%) and MSCI EAFE Index (18.0%), as described on page 22, which are recognized unmanaged indices of U.S. bond, U.S. stock and non-U.S. stock market performance, respectively. Russell 3000 is a registered trademark of the Frank Russell Company.

Performance Summary for the Period Ended April 30, 2008

	6-Month Total Returns	Average Annual Total Returns*
		1 Year		From Inception**
		w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(10.84)%	0.41%	—	0.21%	—
Investor A	(10.95)%	0.12%	(5.11)%	(0.17)%	(5.24)%
R	(10.97)%	(0.07)%	—	(0.36)%	—
S&P 500® Index	(9.64)%	(4.68)%	—	(4.65)%	—
Lehman Brothers U.S. Aggregate Index (10.0%)/Russell 3000® Index (72.0%)/MSCI EAFE Index (18.0%)	(9.19)%	(3.93)%	—	(4.14)%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

**	The Portfolio commenced operations on 4/20/07.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$891.56	$0.81	$1,000.00	$1,024.14	$0.86
Investor A	$1,000.00	$890.47	$3.35	$1,000.00	$1,021.41	$3.59
R	$1,000.00	$890.32	$4.11	$1,000.00	$1,020.60	$4.40

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.17% for Institutional, 0.71% for Investor A and 0.87% for R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2008	21

About Portfolios’ Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

R Shares are not subject to any sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. R Shares are available only to certain retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Performance information is stated to reflect the maximum front-end sales charge (in the case of Investor A Shares) and assumes the reinvestment of dividends and distributions.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios’ returns would have been lower if there were no such waivers and reimbursements. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after February 1, 2009. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The performance shown in the line graphs is that of Institutional Shares and Investor A Shares of the Portfolios. Excluding the effects of sales charges, the actual performance of R Shares is lower than the performance of Institutional Shares and Investor A Shares because R Shares have higher expenses than Institutional Shares and Investor A Shares. Purchasers of Investor A Shares generally pay a front-end sales charge.

The Lehman Brothers U.S. Aggregate Index is an unmanaged index comprised of more than 5,000 taxable bonds. This is an index of investment grade bonds; all securities included must be rated investment grade by Moody’s, Standard & Poor’s or Fitch. The Russell 3000® is an unmanaged index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East.

Disclosure of Expenses

Shareholders of these Portfolios may incur the following charges: (a) expenses related to transactions, including sales charges and redemption fees; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees, and other Portfolio expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on November 1, 2007 and held through April 30, 2008) are intended to assist shareholders both in calculating expenses based on an investment in the Portfolios and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Portfolios and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

22	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedules of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Prepared Portfolio 2010

	Shares	Value
Affiliated Investment Companies
Equity Funds — 55.2%
BlackRock Capital Appreciation Portfolio(a)	9,824	$174,466
BlackRock EuroFund	3,471	66,565
BlackRock Global Dynamic Equity Fund	25,995	352,226
BlackRock Latin America Fund, Inc.	481	34,078
BlackRock Pacific Fund, Inc.	2,217	60,732
BlackRock Small Cap Core Equity Portfolio	6,833	116,162
Master Basic Value LLC	21,257	196,506
Master Large Cap Core Portfolio	26,744	233,986

		1,234,721

Fixed Income Funds — 45.2%
BlackRock High Yield Bond Portfolio	7,210	54,078
BlackRock Inflation Protected Bond Portfolio	15,889	166,360
BlackRock International Bond Portfolio	9,232	114,474
BlackRock Total Return Fund	59,796	676,295

		1,011,207

Total Affiliated Investment Companies (Cost — $2,198,195*) — 100.4%		2,245,928
Liabilities in Excess of Other Assets — (0.4)%		(9,193)

Net Assets — 100.0%		$2,236,735

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,196,566

Gross unrealized appreciation	$75,074
Gross unrealized depreciation	(25,712)

Net unrealized appreciation	$49,362

(a)	Non-income producing security.

Prepared Portfolio 2015

	Shares	Value
Affiliated Investment Companies
Equity Funds — 58.5%
BlackRock Capital Appreciation Portfolio(a)	15,506	$275,380
BlackRock EuroFund	5,179	99,330
BlackRock Global Dynamic Equity Fund	37,440	507,313
BlackRock Latin America Fund, Inc.	700	49,627
BlackRock Pacific Fund, Inc.	3,330	91,197
BlackRock Small Cap Core Equity Portfolio	10,556	179,449
Master Basic Value LLC	33,026	305,294
Master Large Cap Core Portfolio	42,786	374,332

		1,881,922

Fixed Income Funds — 41.6%
BlackRock High Yield Bond Portfolio	9,528	71,460
BlackRock Inflation Protected Bond Portfolio	20,439	213,997
BlackRock International Bond Portfolio	11,736	145,532
BlackRock Total Return Fund	80,036	905,211

		1,336,200

Total Affiliated Investment Companies (Cost — $3,195,228*) — 100.1%		3,218,122
Liabilities in Excess of Other Assets — (0.1)%		(4,225)

Net Assets — 100.0%		$3,213,897

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,192,062

Gross unrealized appreciation	$66,874
Gross unrealized depreciation	(40,814)

Net unrealized appreciation	$26,060

(a)	Non-income producing security.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	23

Schedules of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Prepared Portfolio 2020

	Shares	Value
Affiliated Investment Companies
Equity Funds — 63.6%
BlackRock Capital Appreciation Portfolio(a)	23,821	$423,058
BlackRock EuroFund	8,589	164,742
BlackRock Global Dynamic Equity Fund	58,543	793,258
BlackRock Latin America Fund, Inc.	1,100	78,005
BlackRock Pacific Fund, Inc.	5,012	137,273
BlackRock Small Cap Core Equity Portfolio	16,867	286,737
Master Basic Value LLC	51,632	477,269
Master Large Cap Core Portfolio	66,132	578,596

		2,938,938

Fixed Income Funds — 36.8%
BlackRock High Yield Bond Portfolio	11,875	89,059
BlackRock Inflation Protected Bond Portfolio	26,167	273,966
BlackRock International Bond Portfolio	14,982	185,773
BlackRock Total Return Fund	101,817	1,151,549

		1,700,347

Total Affiliated Investment Companies (Cost — $4,776,287*) — 100.4%		4,639,285
Liabilities in Excess of Other Assets — (0.4)%		(18,214)

Net Assets — 100.0%		$4,621,071

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,772,234

Gross unrealized appreciation	$32,863
Gross unrealized depreciation	(165,812)

Net unrealized depreciation	$(132,949)

(a)	Non-income producing security.

Prepared Portfolio 2025

	Shares	Value
Affiliated Investment Companies
Equity Funds — 70.2%
BlackRock Capital Appreciation Portfolio(a)	13,318	$236,527
BlackRock EuroFund	4,671	89,584
BlackRock Global Dynamic Equity Fund	31,576	427,853
BlackRock Latin America Fund, Inc.	599	42,462
BlackRock Pacific Fund, Inc.	2,827	77,423
BlackRock Small Cap Core Equity Portfolio	9,278	157,729
Master Basic Value LLC	28,705	265,323
Master Large Cap Core Portfolio	36,806	322,021

		1,618,922

Fixed Income Funds — 26.3%
BlackRock High Yield Bond Portfolio	4,423	33,169
BlackRock Inflation Protected Bond Portfolio	9,494	99,399
BlackRock International Bond Portfolio	5,408	67,053
BlackRock Total Return Fund	35,928	406,351

		605,972

Total Affiliated Investment Companies (Cost — $2,211,492*) — 96.5%		2,224,894
Other Assets in Excess of Liabilities — 3.5%		81,860

Net Assets — 100.0%		$2,306,754

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,205,056

Gross unrealized appreciation	$50,627
Gross unrealized depreciation	(30,789)

Net unrealized appreciation	$19,838

(a)	Non-income producing security.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedules of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Prepared Portfolio 2030

	Shares	Value
Affiliated Investment Companies
Equity Funds — 85.9%
BlackRock Capital Appreciation Portfolio(a)	23,194	$411,920
BlackRock EuroFund	8,124	155,825
BlackRock Global Dynamic Equity Fund	54,072	732,671
BlackRock Latin America Fund, Inc.	1,046	74,137
BlackRock Pacific Fund, Inc.	4,972	136,178
BlackRock Small Cap Core Equity Portfolio	16,233	275,966
Master Basic Value LLC	49,946	461,667
Master Large Cap Core Portfolio	64,238	562,034

		2,810,398

Fixed Income Funds — 14.0%
BlackRock High Yield Bond Portfolio	3,535	26,513
BlackRock Inflation Protected Bond Portfolio	7,622	79,798
BlackRock International Bond Portfolio	4,380	54,312
BlackRock Total Return Fund	26,348	297,991

		458,614

Total Affiliated Investment Companies (Cost — $3,326,842*) — 99.9%		3,269,012
Other Assets in Excess of Liabilities — 0.1%		1,780

Net Assets — 100.0%		$3,270,792

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,322,234

Gross unrealized appreciation	$35,011
Gross unrealized depreciation	(88,233)

Net unrealized depreciation	$(53,222)

(a)	Non-income producing security.

Prepared Portfolio 2035

	Shares	Value
Affiliated Investment Companies
Equity Funds — 93.5%
BlackRock Capital Appreciation Portfolio(a)	9,490	$168,548
BlackRock EuroFund	3,427	65,734
BlackRock Global Dynamic Equity Fund	22,320	302,434
BlackRock Latin America Fund, Inc.	435	30,867
BlackRock Pacific Fund, Inc.	1,994	54,602
BlackRock Small Cap Core Equity Portfolio	6,719	114,217
Master Basic Value LLC	20,531	189,785
Master Large Cap Core Portfolio	26,282	229,945

		1,156,132

Fixed Income Funds — 8.5%
BlackRock High Yield Bond Portfolio	868	6,511
BlackRock Inflation Protected Bond Portfolio	1,892	19,804
BlackRock International Bond Portfolio	1,079	13,376
BlackRock Total Return Fund	5,764	65,190

		104,881

Total Affiliated Investment Companies (Cost — $1,294,931*) — 102.0%		1,261,013
Liabilities in Excess of Other Assets — (2.0)%		(24,396)

Net Assets — 100.0%		$1,236,617

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,290,439

Gross unrealized appreciation	$17,850
Gross unrealized depreciation	(47,276)

Net unrealized depreciation	$(29,426)

(a)	Non-income producing security.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	25

Schedules of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Prepared Portfolio 2040

	Shares	Value
Affiliated Investment Companies
Equity Funds — 97.6%
BlackRock Capital Appreciation Portfolio(a)	8,648	$153,593
BlackRock EuroFund	3,099	59,438
BlackRock Global Dynamic Equity Fund	20,122	272,660
BlackRock Latin America Fund, Inc.	395	27,974
BlackRock Pacific Fund, Inc.	1,820	49,849
BlackRock Small Cap Core Equity Portfolio	6,122	104,075
Master Basic Value LLC	18,685	172,714
Master Large Cap Core Portfolio	24,037	210,301

		1,050,604

Fixed Income Funds — 8.8%
BlackRock High Yield Bond Portfolio	773	5,798
BlackRock Inflation Protected Bond Portfolio	1,673	17,521
BlackRock International Bond Portfolio	954	11,830
BlackRock Total Return Fund	5,232	59,173

		94,322

Total Affiliated Investment Companies (Cost — $1,170,775*) — 106.4%		1,144,926
Liabilities in Excess of Other Assets — (6.4)%		(69,063)

Net Assets — 100.0%		$1,075,863

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,164,156

Gross unrealized appreciation	$18,459
Gross unrealized depreciation	(37,689)

Net unrealized depreciation	$(19,230)

(a)	Non-income producing security.

Prepared Portfolio 2045

	Shares	Value
Affiliated Investment Companies
Equity Funds — 95.2%
BlackRock Capital Appreciation Portfolio(a)	1,788	$31,749
BlackRock EuroFund	681	13,069
BlackRock Global Dynamic Equity Fund	4,341	58,821
BlackRock Latin America Fund, Inc.	84	5,941
BlackRock Pacific Fund, Inc.	371	10,154
BlackRock Small Cap Core Equity Portfolio	1,290	21,930
Master Basic Value LLC	3,918	36,212
Master Large Cap Core Portfolio	4,934	43,170

		221,046

Fixed Income Funds — 8.7%
BlackRock High Yield Bond Portfolio	164	1,231
BlackRock Inflation Protected Bond Portfolio	365	3,819
BlackRock International Bond Portfolio	208	2,584
BlackRock Total Return Fund	1,104	12,486

		20,120

Total Affiliated Investment Companies (Cost — $248,664*) — 103.9%		241,166
Liabilities in Excess of Other Assets — (3.9)%		(8,954)

Net Assets — 100.0%		$232,212

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$245,754

Gross unrealized appreciation	$6,839
Gross unrealized depreciation	(11,427)

Net unrealized depreciation	$(4,588)

(a)	Non-income producing security.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedules of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Prepared Portfolio 2050

	Shares	Value
Affiliated Investment Companies
Equity Funds — 98.2%
BlackRock Capital Appreciation Portfolio(a)	2,090	$37,127
BlackRock EuroFund	722	13,840
BlackRock Global Dynamic Equity Fund	4,730	64,098
BlackRock Latin America Fund, Inc.	95	6,725
BlackRock Pacific Fund, Inc.	451	12,356
BlackRock Small Cap Core Equity Portfolio	1,431	24,330
Master Basic Value LLC	4,436	41,003
Master Large Cap Core Portfolio	5,749	50,296

		249,775

Fixed Income Funds — 8.6%
BlackRock High Yield Bond Portfolio	183	1,375
BlackRock Inflation Protected Bond Portfolio	385	4,029
BlackRock International Bond Portfolio	219	2,719
BlackRock Total Return Fund	1,225	13,850

		21,973

Total Affiliated Investment Companies (Cost — $265,201*) — 106.8%		271,748
Liabilities in Excess of Other Assets — (6.8)%		(17,417)

Net Assets — 100.0%		$254,331

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$262,190

Gross unrealized appreciation	$14,870
Gross unrealized depreciation	(5,312)

Net unrealized appreciation	$9,558

(a)	Non-income producing security.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	27

Statements of Assets and Liabilities

April 30, 2008 (Unaudited)	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Assets
Investments at value - affiliated[1]	$2,245,928	$3,218,122	$4,639,285	$2,224,894	$3,269,012	$1,261,013	$1,144,926	$241,166	$271,748
Cash	834	23,298	3,102	2,127	5,904	1,654	3,027	2,945	—
Receivable from advisor	18,270	16,427	22,459	16,280	18,031	14,278	12,864	11,247	10,935
Capital shares sold receivable	2,597	7,385	3,264	92,704	16,205	192	267	300	106
Prepaid expenses	12,580	12,573	13,056	12,618	12,725	12,560	12,562	12,494	12,494

Total assets	2,280,209	3,277,805	4,681,166	2,348,623	3,321,877	1,289,697	1,173,646	268,152	295,283

Liabilities
Bank overdraft	—	—	—	—	—	—	—	—	5,504
Investments purchased payable - affiliated	582	23,836	3,101	2,128	8,022	1,660	3,142	460	496
Professional fees payable	25,606	25,626	25,668	25,635	25,616	25,603	25,599	25,608	25,607
Accounting fees payable	6,481	6,481	6,481	6,481	6,481	6,481	6,481	6,481	6,481
Printing fees payable	6,888	3,088	12,554	3,778	6,128	2,342	1,643	62	5
Custodian fees payable	2,730	2,748	2,743	2,715	2,728	2,761	2,773	2,773	2,794
Service and distribution fees payable	169	375	165	157	232	49	52	19	22
Administration fees payable	83	122	144	80	106	38	27	4	2
Officer and Trustees fees payable	27	24	18	28	19	30	—	—	—
Transfer agent fees payable	18	30	16	23	38	44	25	4	35
Capital shares redeemed payable	—	508	7,924	—	605	13,353	57,349	—	—
Other accrued expenses payable	890	1,070	1,281	844	1,110	719	692	529	6

Total liabilities	43,474	63,908	60,095	41,869	51,085	53,080	97,783	35,940	40,952

Net Assets
Net Assets	$2,236,735	$3,213,897	$4,621,071	$2,306,754	$3,270,792	$1,236,617	$1,075,863	$232,212	$254,331

Net Assets Consist of
Paid-in capital	$2,243,692	$3,194,765	$4,750,877	$2,330,242	$3,347,611	$1,273,688	$1,112,547	$248,492	$250,568
Undistributed net investment income	17,672	16,336	26,844	8,054	6,319	2,380	1,481	418	446
Accumulated net realized loss	(72,362)	(20,098)	(19,648)	(44,944)	(25,308)	(5,533)	(12,316)	(9,200)	(3,230)
Net unrealized appreciation/depreciation	47,733	22,894	(137,002)	13,402	(57,830)	(33,918)	(25,849)	(7,498)	6,547

Net Assets	$2,236,735	$3,213,897	$4,621,071	$2,306,754	$3,270,792	$1,236,617	$1,075,863	$232,212	$254,331

[1] Investments at cost - affiliated	$2,198,195	$3,195,228	$4,776,287	$2,211,492	$3,326,842	$1,294,931	$1,170,775	$248,664	$265,201

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	APRIL 30, 2008

Statements of Assets and Liabilities (concluded)

April 30, 2008 (Unaudited)	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Institutional
Net Assets	$119,281	$51,705	$184,191	$43,671	$49,094	$46,300	$54,048	$24,671	$82,010
Shares outstanding, unlimited number of shares authorized, $0.001 par value	11,372	5,039	18,077	4,304	4,856	4,649	5,360	2,441	8,315
Net Asset Value	$10.49	$10.26	$10.19	$10.15	$10.11	$9.96	$10.08	$10.11	$9.86
Investor A
Net Assets	$1,154,555	$1,245,298	$3,399,785	$1,299,849	$1,912,545	$930,288	$781,397	$106,440	$102,005
Shares outstanding, unlimited number of shares authorized, $0.001 par value	110,501	121,793	334,538	128,408	189,906	93,678	77,740	10,564	10,368
Net Asset Value	$10.45	$10.22	$10.16	$10.12	$10.07	$9.93	$10.05	$10.08	$9.84
R
Net Assets	$962,899	$1,916,894	$1,037,095	$963,234	$1,309,153	$260,029	$240,418	$101,101	$70,316
Shares outstanding, unlimited number of shares authorized, $0.001 par value	92,005	187,191	102,316	95,372	130,141	26,224	23,900	10,065	7,141
Net Asset Value	$10.47	$10.24	$10.14	$10.10	$10.06	$9.92	$10.06	$10.04	$9.85

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	29

Statements of Operations

Six Months Ended April 30, 2008 (Unaudited)	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Investment income
Dividends from Underlying Funds	$25,381	$23,176	$46,119	$16,247	$15,876	$6,364	$5,457	$1,631	$932
Interest from affiliates	1	1	1	2	2	1	1	1	1
Net investment income allocated from Master Portfolios: Dividends	2,940	3,178	6,619	3,530	4,832	2,709	2,489	706	586
Expenses	(790)	(885)	(1,841)	(972)	(1,228)	(760)	(684)	(189)	(160)

Total investment income	27,532	25,470	50,898	18,807	19,482	8,314	7,263	2,149	1,359

Expenses
Professional	15,106	15,103	15,159	15,117	15,121	15,103	15,101	15,085	15,083
Printing	12,590	12,417	21,377	17,393	14,345	9,974	10,273	5,653	5,364
Custodian	7,290	7,290	7,287	7,287	7,290	7,290	7,287	7,229	7,230
Registration	5,916	5,916	5,916	5,916	5,916	5,916	5,916	5,916	5,916
Accounting	3,740	3,740	3,740	3,740	3,740	3,740	3,740	3,740	3,740
Officer and Trustees	2,057	2,056	2,092	2,060	2,063	1,050	17	5	4
Service - Investor A	1,318	1,201	3,844	1,335	2,133	977	883	124	75
Service - R	849	1,050	491	546	601	149	117	115	52
Distribution - R	849	1,050	491	546	601	149	117	115	52
Administration	692	693	1,364	585	840	359	314	80	63
Transfer agent - Investor A	296	239	329	254	465	148	427	98	99
Transfer agent - R	193	186	278	114	354	185	143	125	63
Administration - Investor A	132	120	384	134	213	98	88	13	7
Administration - R	85	105	49	55	60	15	12	11	5
Transfer agent - Institutional	30	23	92	55	68	49	55	21	94
Administration - Institutional	11	4	19	5	5	7	4	2	8
Miscellaneous	1,265	1,252	1,250	1,257	1,265	1,265	1,271	1,271	1,271

Total expenses	52,419	52,445	64,162	56,399	55,080	46,474	45,765	39,603	39,126
Less administration fees waived	(692)	(693)	(1,364)	(585)	(840)	(359)	(314)	(80)	(63)
Less administration fees waived - Institutional	(11)	(4)	(19)	(5)	(5)	(7)	(4)	(2)	(8)
Less administration fees waived - Investor A	—	—	—	—	—	—	(7)	(2)	(6)
Less administration fees waived - R	(9)	—	(17)	—	(16)	(7)	(7)	(2)	(3)
Less transfer agent fees waived -Institutional	(4)	(3)	(7)	(9)	(7)	(7)	(7)	(4)	(9)
Less transfer agent fees waived - Investor A	—	—	—	—	—	—	—	(1)	(3)
Less transfer agent fees waived - R	—	—	(1)	—	(1)	(2)	(2)	(1)	(1)
Less transfer agent fees reimbursed - Institutional	(26)	(20)	(85)	(46)	(61)	(42)	(48)	(17)	(85)
Less transfer agent fees reimbursed - R	(44)	—	(74)	—	(59)	(77)	(72)	(81)	(21)
Less transfer agent fees reimbursed - Investor A	—	—	—	—	—	—	—	(28)	(26)
Less expenses reimbursed by advisor	(47,964)	(47,774)	(56,821)	(52,770)	(49,740)	(44,338)	(43,605)	(38,899)	(38,608)

Total expenses after waivers and reimbursement	3,669	3,951	5,774	2,984	4,351	1,635	1,699	486	293

Net investment income	23,863	21,519	45,124	15,823	15,131	6,679	5,564	1,663	1,066

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions - Underlying Funds	(86,469)	(31,158)	(83,609)	(77,250)	(70,212)	(35,073)	(40,162)	(19,282)	(9,890)
Distributions received from Underlying Funds	24,707	21,317	94,504	41,402	67,411	38,522	33,590	10,557	5,216
Allocation from Master Portfolios	(6,506)	(8,471)	(12,609)	(5,609)	(10,571)	(4,769)	(3,009)	(363)	(395)

	(68,268)	(18,312)	(1,714)	(41,457)	(13,372)	(1,320)	(9,581)	(9,088)	(5,069)

Net change in unrealized appreciation/depreciation on:
Underlying Funds	31,917	7,983	(103,955)	(9,264)	(47,077)	(33,315)	(26,833)	(10,515)	(942)
Allocation from Master Portfolios	11,351	1,097	(46,033)	(7,972)	(27,000)	(13,485)	(11,987)	(4,556)	(126)

	43,268	9,080	(149,988)	(17,236)	(74,077)	(46,800)	(38,820)	(15,071)	(1,068)

Net realized and unrealized loss	(25,000)	(9,232)	(151,702)	(58,693)	(87,449)	(48,120)	(48,401)	(24,159)	(6,137)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,137)	$12,287	$(106,578)	$(42,870)	$(72,318)	$(41,441)	$(42,837)	$(22,496)	$(5,071)

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	APRIL 30, 2008

Statements of Changes in Net Assets

	Prepared Portfolio 2010		Prepared Portfolio 2015		Prepared Portfolio 2020
Increase in Net Assets:	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]
Operations
Net investment income	$23,863	$1,106	$21,519	$1,852	$45,124	$1,659
Net realized gain (loss)	(68,268)	1,609	(18,312)	4,128	(1,714)	4,173
Net change in unrealized appreciation/depreciation	43,268	4,465	9,080	13,814	(149,988)	12,986

Net increase (decrease) in net assets resulting from operations	(1,137)	7,180	12,287	19,794	(106,578)	18,818

Dividends and Distributions to Shareholders from
Net investment income:
Institutional	(731)	—	(169)	—	(912)	—
Investor A	(6,579)	—	(6,811)	—	(18,006)	—
R	(37)	—	(68)	—	(1,023)	—
Net realized gain:
Institutional	(519)	—	(129)	—	(934)	—
Investor A	(5,035)	—	(5,642)	—	(19,950)	—
R	(99)	—	(130)	—	(1,221)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(13,000)	—	(12,949)	—	(42,046)	—

Capital Share Transactions
Net increase in net assets resulting from capital share transactions	2,144,511	99,181	2,907,284	287,481	4,513,169	237,708

Net Assets
Total increase in net assets	2,130,374	106,361	2,906,622	307,275	4,364,545	256,526
Beginning of period	106,361	—	307,275	—	256,526	—

End of period	$2,236,735	$106,361	$3,213,897	$307,275	$4,621,071	$256,526

End of period undistributed net investment income	$17,672	$1,156	$16,336	$1,865	$26,844	$1,661

1	Commencement of operations on April 20, 2007.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	31

Statements of Changes in Net Assets (continued)

	Prepared Portfolio 2025		Prepared Portfolio 2030		Prepared Portfolio 2035
Increase in Net Assets:	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]
Operations
Net investment income	$15,823	$1,906	$15,131	$340	$6,679	$78
Net realized gain (loss)	(41,457)	5,839	(13,372)	3,412	(1,320)	4,713
Net change in unrealized appreciation/depreciation	(17,236)	30,638	(74,077)	16,247	(46,800)	12,882

Net increase (decrease) in net assets resulting from operations	(42,870)	38,383	(72,318)	19,999	(41,441)	17,673

Dividends and Distributions to Shareholders from
Net investment income:
Institutional	(380)	—	(230)	—	(305)	—
Investor A	(7,782)	—	(8,760)	—	(3,893)	—
R	(1,470)	—	(176)	—	(213)	—
Net realized gain:
Institutional	(331)	—	(346)	—	(539)	—
Investor A	(7,446)	—	(14,535)	—	(7,700)	—
R	(1,592)	—	(453)	—	(653)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(19,001)	—	(24,500)	—	(13,303)	—

Capital Share Transactions
Net increase in net assets resulting from capital share transactions	1,623,304	706,938	3,103,886	243,725	1,087,604	186,084

Net Assets
Total increase in net assets	1,561,433	745,321	3,007,068	263,724	1,032,860	203,757
Beginning of period	745,321	—	263,724	—	203,757	—

End of period	$2,306,754	$745,321	$3,270,792	$263,724	$1,236,617	$203,757

End of period undistributed net investment income	$8,054	$1,863	$6,319	$354	$2,380	$112

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	APRIL 30, 2008

Statements of Changes in Net Assets (concluded)

Prepared Portfolio 2040		Prepared Portfolio 2045		Prepared Portfolio 2050
Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]
$5,564	$34	$1,663	$21	$1,066	$52
(9,581)	4,898	(9,088)	2,342	(5,069)	3,103
(38,820)	12,971	(15,071)	7,573	(1,068)	7,615

(42,837)	17,903	(22,496)	9,936	(5,071)	10,770

(209)	—	(135)	—	(434)	—
(3,887)	—	(570)	—	(273)	—
(25)	—	(653)	—	(51)	—
(334)	—	(195)	—	(534)	—
(7,074)	—	(1,031)	—	(454)	—
(221)	—	(1,136)	—	(190)	—

(11,750)	—	(3,720)	—	(1,936)	—

880,851	231,696	129,099	119,393	147,994	102,574

826,264	249,599	102,883	129,329	140,987	113,344
249,599	—	129,329	—	113,344	—

$1,075,863	$249,599	$232,212	$129,329	$254,331	$113,344

$1,481	$38	$418	$113	$446	$138

1	Commencement of operations on April 20, 2007.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	33

Financial Highlights

	Prepared Portfolio 2010
	Institutional		Investor A		R
	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.94	$10.00	$10.92	$10.00	$10.90	$10.00

Net investment income[2]	0.18	0.19	0.14	0.15	0.11	0.15
Net realized and unrealized gain (loss)	(0.52)	0.75	(0.50)	0.77	(0.48)	0.75

Net increase (decrease) from investment operations	(0.34)	0.94	(0.36)	0.92	(0.37)	0.90

Dividends and distributions from:
Net investment income	(0.06)	—	(0.06)	—	(0.01)	—
Net realized capital gain	(0.05)	—	(0.05)	—	(0.05)	—

Total dividends and distributions	(0.11)	—	(0.11)	—	(0.06)	—

Net asset value, end of period	$10.49	$10.94	$10.45	$10.92	$10.47	$10.90

Total Investment Return
Based on net asset value[3]	(3.12)%	9.40%	(3.35)%[4]	9.20%[4]	(3.38)%	9.00%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement[5,6]	0.08%	0.07%	0.40%	0.59%	0.66%	0.79%

Total expenses[5,6]	5.89%	242.71%[7]	6.19%	202.10%[7]	5.10%	243.43%[7]

Net investment income[5,6]	3.43%	3.48%	2.76%	2.77%	2.20%	2.77%

Supplemental Data
Net assets, end of period (000)	$119	$22	$1,155	$63	$963	$22

Portfolio turnover	63%	66%	63%	66%	63%	66%

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)

	Prepared Portfolio 2015
	Institutional		Investor A		R
	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.76	$10.00	$10.74	$10.00	$10.72	$10.00

Net investment income[2]	0.14	0.16	0.13	0.15	0.10	0.12
Net realized and unrealized gain (loss)	(0.49)	0.60	(0.51)	0.59	(0.48)	0.60

Net increase (decrease) from investment operations	(0.35)	0.76	(0.38)	0.74	(0.38)	0.72

Dividends and distributions from:
Net investment income	(0.08)	—	(0.07)	—	(0.03)	—
Net realized capital gain	(0.07)	—	(0.07)	—	(0.07)	—

Total dividends and distributions	(0.15)	—	(0.14)	—	(0.10)	—

Net asset value, end of period	$10.26	$10.76	$10.22	$10.74	$10.24	$10.72

Total Investment Return
Based on net asset value[3]	(3.18)%	7.60%	(3.34)%[4]	7.40%[4]	(3.47)%	7.20%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement[5,6]	0.07%	0.05%	0.39%	0.49%	0.70%	0.78%

Total expenses[5,6]	6.17%	231.75%[8]	6.88%	69.07%[8]	4.49%	232.47%[8]

Net investment income[5,6]	2.71%	2.83%	2.54%	2.65%	2.06%	2.10%

Supplemental Data
Net assets, end of period (000)	$52	$22	$1,245	$264	$1,917	$21

Portfolio turnover	23%	37%	23%	37%	23%	37%

1	Commenced operations on April 20, 2007.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Total investment returns exclude the effects of sales charges.

5	Annualized.

6	Includes the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 380.15%, 297.84% and 380.98% for the Institutional, Investor A and R, respectively.

8	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 350.79%, 94.70% and 351.74% for the Institutional, Investor A and R, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	35

Financial Highlights (continued)

	Prepared Portfolio 2020
	Institutional		Investor A		R
	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.84	$10.00	$10.82	$10.00	$10.80	$10.00

Net investment income[2]	0.12	0.14	0.13	0.12	0.10	0.09
Net realized and unrealized gain (loss)	(0.64)	0.70	(0.67)	0.70	(0.64)	0.71

Net increase (decrease) from investment operations	(0.52)	0.84	(0.54)	0.82	(0.54)	0.80

Dividends and distributions from:
Net investment income	(0.06)	—	(0.05)	—	(0.05)	—
Net realized capital gain	(0.07)	—	(0.07)	—	(0.07)	—

Total dividends and distributions	(0.13)	—	(0.12)	—	(0.12)	—

Net asset value, end of period	$10.19	$10.84	$10.16	$10.82	$10.14	$10.80

Total Investment Return
Based on net asset value[3]	(4.83)%	8.40%	(4.98)%[4]	8.20%[4]	(5.03)%	8.00%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement[5,6]	0.07%	0.13%	0.39%	0.58%	0.77%	0.80%

Total expenses[5,6]	3.56%	77.97%[7]	3.57%	144.28%[7]	4.13%	227.19%[7]

Net investment income[5,6]	2.40%	2.50%	2.54%	2.13%	2.04%	1.64%

Supplemental Data
Net assets, end of period (000)	$184	$155	$3,400	$80	$1,037	$22

Portfolio turnover	26%	39%	26%	39%	26%	39%

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)

	Prepared Portfolio 2025
	Institutional		Investor A		R
	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.00	$10.00	$10.98	$10.00	$10.95	$10.00

Net investment income[2]	0.12	0.10	0.11	0.09	0.08	0.08
Net realized and unrealized gain (loss)	(0.80)	0.90	(0.81)	0.89	(0.78)	0.87

Net increase (decrease) from investment operations	(0.68)	1.00	(0.70)	0.98	(0.70)	0.95

Dividends and distributions from:
Net investment income	(0.09)	—	(0.08)	—	(0.07)	—
Net realized capital gain	(0.08)	—	(0.08)	—	(0.08)	—

Total dividends and distributions	(0.17)	—	(0.16)	—	(0.15)	—

Net asset value, end of period	$10.15	$11.00	$10.12	$10.98	$10.10	$10.95

Total Investment Return
Based on net asset value[3]	(6.26)%	10.00%	(6.44)%[4]	9.80%[4]	(6.45)%	9.50%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement[5,6]	0.08%	0.07%	0.44%	0.47%	0.72%	0.77%

Total expenses[5,6]	7.62%	146.48%[8]	7.48%	42.43%[8]	7.05%	94.71%[8]

Net investment income[5,6]	2.43%	1.77%	2.17%	1.55%	1.66%	1.33%

Supplemental Data
Net assets, end of period (000)	$44	$47	$1,300	$474	$963	$225

Portfolio turnover	50%	36%	50%	36%	50%	36%

1	Commenced operations on April 20, 2007.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Total investment returns exclude the effects of sales charges.

5	Annualized.

6	Includes the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 107.29%, 214.43% and 346.14% for the Institutional, Investor A and R, respectively.

8	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 217.58%, 58.31% and 144.26% for the Institutional, Investor A and R, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	37

Financial Highlights (continued)

	Prepared Portfolio 2030
	Institutional		Investor A		R
	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.09	$10.00	$11.07	$10.00	$11.05	$10.00

Net investment income[2]	0.08	0.05	0.08	0.03	0.04	0.01
Net realized and unrealized gain (loss)	(0.91)	1.04	(0.94)	1.04	(0.90)	1.04

Net increase (decrease) from investment operations	(0.83)	1.09	(0.86)	1.07	(0.86)	1.05

Dividends and distributions from:
Net investment income	(0.06)	—	(0.05)	—	(0.04)	—
Net realized capital gain	(0.09)	—	(0.09)	—	(0.09)	—

Total dividends and distributions	(0.15)	—	(0.14)	—	(0.13)	—

Net asset value, end of period	$10.11	$11.09	$10.07	$11.07	$10.06	$11.05

Total Investment Return
Based on net asset value[3]	(7.54)%	10.90%	(7.78)%[4]	10.70%[4]	(7.88)%	10.50%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement[5,6]	0.06%	0.12%	0.42%	0.57%	0.82%	0.83%

Total expenses[5,6]	5.21%	152.76%[7]	5.05%	97.81%[7]	4.95%	186.99%[7]

Net investment income[5,6]	1.55%	0.82%	1.52%	0.49%	0.74%	0.10%

Supplemental Data
Net assets, end of period (000)	$49	$43	$1,913	$199	$1,309	$22

Portfolio turnover	27%	42%	27%	42%	27%	42%

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)

	Prepared Portfolio 2035
	Institutional		Investor A		R
	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.04	$10.00	$11.02	$10.00	$11.00	$10.00

Net investment income (loss)[2]	0.09	0.03	0.07	0.01	0.04	(0.01)
Net realized and unrealized gain (loss)	(1.03)	1.01	(1.02)	1.01	(1.00)	1.01

Net increase (decrease) from investment operations	(0.94)	1.04	(0.95)	1.02	(0.96)	1.00

Dividends and distributions from:
Net investment income	(0.05)	—	(0.05)	—	(0.03)	—
Net realized capital gain	(0.09)	—	(0.09)	—	(0.09)	—

Total dividends and distributions	(0.14)	—	(0.14)	—	(0.12)	—

Net asset value, end of period	$9.96	$11.04	$9.93	$11.02	$9.92	$11.00

Total Investment Return
Based on net asset value[3]	(8.53)%	10.40%	(8.69)%[4]	10.20%[4]	(8.76)%	10.00%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement[5,6]	0.10%	0.14%	0.47%	0.62%	0.88%	0.86%

Total expenses[5,6]	10.16%	158.80%[8]	9.81%	128.07%[8]	10.09%	179.46%[8]

Net investment income (loss)[5,6]	1.90%	0.46%	1.43%	0.10%	0.91%	(0.22)%

Supplemental Data
Net assets, end of period (000)	$46	$46	$930	$115	$260	$43

Portfolio turnover	35%	34%	35%	34%	35%	34%

1	Commenced operations on April 20, 2007.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Total investment returns exclude the effects of sales charges.

5	Annualized.

6	Includes the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 231.27%, 129.63% and 304.30% for the Institutional, Investor A and R, respectively.

8	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 235.03%, 174.22% and 282.70% for the Institutional, Investor A and R, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	39

Financial Highlights (continued)

	Prepared Portfolio 2040
	Institutional		Investor A		R
	Six Months Ended April 30, 2008 (Unaudited)	Period Ended 10/31/07[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended 10/31/07[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended 10/31/07[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.19	$10.00	$11.17	$10.00	$11.14	$10.00

Net investment income (loss)[2]	0.08	0.02	0.07	0.00 [3]	0.03	(0.02)
Net realized and unrealized gain (loss)	(1.03)	1.17	(1.04)	1.17	(1.00)	1.16

Net increase (decrease) from investment operations	(0.95)	1.19	(0.97)	1.17	(0.97)	1.14

Dividends and distributions from:
Net investment income	(0.06)	—	(0.05)	—	(0.01)	—
Net realized capital gain	(0.10)	—	(0.10)	—	(0.10)	—

Total dividends and distributions	(0.16)	—	(0.15)	—	(0.11)	—

Net asset value, end of period	$10.08	$11.19	$10.05	$11.17	$10.06	$11.14

Total Investment Return
Based on net asset value[4]	(8.57)%	11.90%	(8.74)%[5]	11.70%[5]	(8.77)%	11.40%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement[6,7]	0.13%	0.14%	0.55%	0.56%	0.89%	0.84%

Total expenses[6,7]	11.23%	134.69%[8]	11.20%	94.51%[8]	10.23%	149.22%[8]

Net investment income (loss)[6,7]	1.50%	0.39%	1.42%	0.03%	0.54%	(0.35)%

Supplemental Data
Net assets, end of period (000)	$54	$38	$781	$186	$240	$25

Portfolio turnover	41%	36%	41%	36%	41%	36%

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)

	Prepared Portfolio 2045
	Institutional		Investor A		R
	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.33	$10.00	$11.30	$10.00	$11.28	$10.00

Net investment income (loss)[2]	0.07	0.02	0.07	0.00 [3]	0.08	(0.02)
Net realized and unrealized gain (loss)	(1.13)	1.31	(1.15)	1.30	(1.17)	1.30

Net increase (decrease) from investment operations	(1.06)	1.33	(1.08)	1.30	(1.09)	1.28

Dividends and distributions from:
Net investment income	(0.07)	—	(0.05)	—	(0.06)	—
Net realized capital gain	(0.09)	—	(0.09)	—	(0.09)	—

Total dividends and distributions	(0.16)	—	(0.14)	—	(0.15)	—

Net asset value, end of period	$10.11	$11.33	$10.08	$11.30	$10.04	$11.28

Total Investment Return
Based on net asset value[4]	(9.45)%	13.30%	(9.58)%[5]	13.00%[5]	(9.76)%	12.80%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement[6,7]	0.15%	0.14%	0.55%	0.67%	0.84%	0.86%

Total expenses[6,7]	38.25%	223.70%[9]	38.70%	200.49%[9]	35.75%	224.16%[9]

Net investment income (loss)[6,7]	1.38%	0.43%	1.49%	0.03%	1.69%	(0.30)%

Supplemental Data
Net assets, end of period (000)	$25	$23	$106	$84	$101	$23

Portfolio turnover	76%	99%	76%	99%	76%	99%

1	Commenced operations on April 20, 2007.

2	Based on average shares outstanding.

3	Less than $0.005 per share.

4	Aggregate total investment return.

5	Total investment returns exclude the effects of sales charges.

6	Annualized.

7	Includes the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 224.56%, 119.34% and 260.79% for the Institutional, Investor A and R, respectively.

9	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 340.57%, 273.93% and 341.16% for the Institutional, Investor A and R, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	41

Financial Highlights (concluded)

	Prepared Portfolio 2050
	Institutional		Investor A		R
	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.24	$10.00	$11.21	$10.00	$11.19	$10.00

Net investment income (loss)[2]	0.08	0.03	0.06	0.00 [3]	0.03	(0.02)
Net realized and unrealized gain (loss)	(1.29)	1.21	(1.28)	1.21	(1.25)	1.21

Net increase (decrease) from investment operations	(1.21)	1.24	(1.22)	1.21	(1.22)	1.19

Dividends and distributions from:
Net investment income	(0.08)	—	(0.06)	—	(0.03)	—
Net realized capital gain	(0.09)	—	(0.09)	—	(0.09)	—

Total dividends and distributions	(0.17)	—	(0.15)	—	(0.12)	—

Net asset value, end of period	$9.86	$11.24	$9.84	$11.21	$9.85	$11.19

Total Investment Return
Based on net asset value[4]	(10.84)%	12.40%	(10.95)%[5]	12.10%[5]	(10.97)%	11.90%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement[6,7]	0.17%	0.22%	0.71%	0.61%	0.87%	0.85%

Total expenses[6,7]	51.07%	195.26%[8]	47.95%	211.23%[8]	39.04%	215.39%[8]

Net investment income (loss)[6,7]	1.71%	0.52%	1.23%	(0.04)%	0.66%	(0.31)%

Supplemental Data
Net assets, end of period (000)	$82	$61	$102	$30	$70	$22

Portfolio turnover	76%	53%	76%	53%	76%	53%

1	Commenced operations on April 20, 2007.

2	Based on average shares outstanding.

3	Less than $0.005 per share.

4	Aggregate total investment return.

5	Total investment returns exclude the effects of sales charges.

6	Annualized.

7	Includes the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 269.29%, 312.08% and 332.68% for the Institutional, Investor A and R, respectively.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Funds II (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2008, the Fund had 32 registered portfolios, 9 of which are included in these financial statements (the “Portfolios”). The Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each Portfolio of the Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the Investor A and R Shares may bear certain expenses related to the service and/or distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its service and distribution expenditures. The Portfolios generally will invest in other open-end management investment companies (mutual funds) that are managed by subsidiaries of BlackRock, Inc. (collectively, the “Underlying Funds”). The Portfolios may also invest in Master Portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”). By owning shares of Underlying Funds and investing in Master Portfolios, each of the Portfolios indirectly invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Equity funds may also include funds that invest in real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation of Investments: The market value of the Portfolios’ investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. The Portfolios record their proportionate investment in the Master Portfolios at fair value. Short-term securities may be valued at amortized cost.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Portfolios’ record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends to Shareholders: Dividends and distributions paid by the Portfolios are recorded on the ex-dividend dates.

Income Taxes: It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective April 30, 2008, the Portfolios implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Portfolios, and has determined that the adoption of FIN 48 does not have a material impact on the Portfolios’ financial statements. The Portfolios file U.S. and various state tax returns. No income tax returns are currently under examination.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the

SEMI-ANNUAL REPORT	APRIL 30, 2008	43

Notes to Financial Statements (continued)

implications of FAS 161 and the impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to one of the Portfolios or classes are charged to that Portfolio or class. Other operating expenses shared by several Portfolios are pro-rated among those Portfolios on the basis of relative net assets or other appropriate methods. Other expenses of a Portfolio are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund on behalf of the Portfolios entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc. The Advisor will not receive any advisory fees from the Portfolios for its investment advisory services. Each Portfolio pays advisory fees to the Advisor indirectly, as a shareholder in the Underlying Funds.

PFPC Trust Company, (“PTC”), an indirect wholly-owned subsidiary of PNC, serves as custodian for each of the Portfolios. For these services, the custodian receives a monthly fee of $1,000 per Portfolio plus other miscellaneous fees incurred on behalf of the Portfolio. Pursuant to the Portfolios’ custodian agreement, the Portfolios may receive earnings credits from its custodian for positive cash balances maintained, which are used to offset custodian fees. For the six months ended April 30, 2008, the Portfolios received no earnings credits.

PFPC Inc. (“PFPC”), an indirect wholly-owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Each class of each Portfolio bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of each Portfolio are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings. The Portfolios are also charged per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of each Portfolio, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide certain Portfolios sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended April 30, 2008, the Portfolios paid the following fees in return for these services:

Prepared Portfolio 2010	$437
Prepared Portfolio 2015	360
Prepared Portfolio 2020	599
Prepared Portfolio 2025	296
Prepared Portfolio 2030	765
Prepared Portfolio 2035	273
Prepared Portfolio 2040	525
Prepared Portfolio 2045	169
Prepared Portfolio 2050	146

PFPC and the Advisor act as co-administrators for the Portfolios. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million of net assets of each Portfolio, 0.065% of the next $500 million and 0.055% of average of daily net assets in excess of $1 billion of each Portfolio. In addition, each of the share classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of average of daily net assets in excess of $1 billion. In addition, PFPC and the Advisor may, at their discretion, voluntarily waive all or any portion of their administration fees for any portfolio or share class.

Pursuant to the Fund’s Plan of Distribution, (the “Plan”), the Fund may pay BlackRock Distributors, Inc. (“BDI”) and/or BlackRock or any other affiliate of PNC and Merrill Lynch, fees for distribution and sales support services. Currently, only R Shares bear the expense of distribution fees under the Plan. In addition, the Fund may pay brokers, dealers, financial institutions and industry professionals (including PNC, Merrill Lynch and their affiliates) (“service organizations”) fees for the provision of personal services to shareholders. Currently, only Investor A and R Shares bear the expense of service fees under the Plan.

The Fund, on behalf of the Portfolios, has entered into a Distribution Agreement with BlackRock Distributors, Inc. (“BDI”). BDI is an affiliate of BlackRock, Inc. The Fund has also adopted a Distribution Plan on behalf of each Portfolio in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan the Portfolios pay BDI ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
R	0.25%	0.25%

For the six months ended April 30, 2008, the Portfolios paid to affiliates the following fees in return for distribution and sales support services:

Prepared Portfolio 2010	$2,437
Prepared Portfolio 2015	1,659
Prepared Portfolio 2020	3,788
Prepared Portfolio 2025	1,895
Prepared Portfolio 2030	2,502
Prepared Portfolio 2035	1,018
Prepared Portfolio 2040	892

44	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (continued)

Prepared Portfolio 2045	$312
Prepared Portfolio 2050	117

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Portfolio shares. For the six months ended April 30, 2008, the Portfolios reimbursed the Advisor the following amounts for costs incurred in running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

Call Center	Share Classes
	Institutional	Investor A	R	Total
Prepared Portfolio 2010	$4	$7	$2	$13
Prepared Portfolio 2015	3	8	2	13
Prepared Portfolio 2020	7	12	3	22
Prepared Portfolio 2025	9	11	3	23
Prepared Portfolio 2030	7	10	4	21
Prepared Portfolio 2035	7	8	3	18
Prepared Portfolio 2040	7	9	4	20
Prepared Portfolio 2045	4	5	2	11
Prepared Portfolio 2050	9	5	2	16

The Advisor contractually agreed to waive or reimburse fees or expenses until February 1, 2009, in order to limit expenses. These expense limits apply to the aggregate expenses incurred on a share class (excluding; interest, taxes, brokerage commissions, expenses allocated from Master Portfolios, expenses incurred as a result of investments in other funds and other expenses attributable to, and incurred as a result of, a Portfolio’s investments and other extraordinary expenses). This agreement is reviewed annually by the Board. The current expense limitation as a percentage of net assets are as follows:

	Share Classes
	Institutional	Investor A	R
Prepared Portfolio 2010	0.00%	0.50%	0.74%
Prepared Portfolio 2015	0.00%	0.50%	0.74%
Prepared Portfolio 2020	0.00%	0.50%	0.74%
Prepared Portfolio 2025	0.00%	0.50%	0.74%
Prepared Portfolio 2030	0.00%	0.50%	0.74%
Prepared Portfolio 2035	0.00%	0.50%	0.74%
Prepared Portfolio 2040	0.00%	0.50%	0.74%
Prepared Portfolio 2045	0.00%	0.50%	0.74%
Prepared Portfolio 2050	0.00%	0.50%	0.74%

If after two years following a waiver or reimbursement the operating expenses of a share class that previously received a waiver or reimbursement from the Advisor are less than the expense limit for that share class, the Advisor is entitled to reimbursement by such share class up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) the Advisor or an affiliate continues to be the Portfolio’s investment advisor or administrator and (3) the Board approved the payments to the Advisor at the previous quarterly meeting.

At April 30, 2008, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	Expiring January 31, 2010	Expiring January 31, 2011	Total Waivers Subject to Reimbursement
Prepared Portfolio 2010	$97,022	$26,315	$123,337
Prepared Portfolio 2015	99,820	23,504	123,324
Prepared Portfolio 2020	98,927	33,685	132,612
Prepared Portfolio 2025	104,104	24,941	129,045
Prepared Portfolio 2030	99,203	26,572	125,775
Prepared Portfolio 2035	98,645	22,071	120,716
Prepared Portfolio 2040	99,963	20,802	120,765
Prepared Portfolio 2045	97,454	17,432	114,886
Prepared Portfolio 2050	97,742	17,170	114,912

For the six months ended April 30, 2008, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales for the Portfolios’ Investor A shares as follows:

Prepared Portfolio 2010	$3,615
Prepared Portfolio 2015	11,435
Prepared Portfolio 2020	12,449
Prepared Portfolio 2025	9,598
Prepared Portfolio 2030	12,185
Prepared Portfolio 2035	1,853
Prepared Portfolio 2040	725
Prepared Portfolio 2045	165
Prepared Portfolio 2050	339

The Portfolios may earn income on postive cash balances in demand deposit accounts that are maintained by PFPC on behalf of the Portfolios. The income earned for the six months ended April 30, 2008 was as follows:

Prepared Portfolio 2010	$1
Prepared Portfolio 2015	1
Prepared Portfolio 2020	1
Prepared Portfolio 2025	2
Prepared Portfolio 2030	2
Prepared Portfolio 2035	1
Prepared Portfolio 2040	1
Prepared Portfolio 2045	1
Prepared Portfolio 2050	1

Certain officers and/or Trustees of the Portfolios are officers and/or trustees/directors of BlackRock, Inc. or its affiliates.

3. Purchases and Sales of Securities:

For the six months ended April 30, 2008, purchases and sales of securities, excluding short-term investments, were as follows:

	Purchases	Sales
Prepared Portfolio 2010	$3,306,820	$1,143,943
Prepared Portfolio 2015	3,318,340	415,805
Prepared Portfolio 2020	5,461,387	873,595
Prepared Portfolio 2025	2,326,211	785,888
Prepared Portfolio 2030	3,693,317	560,815
Prepared Portfolio 2035	1,441,871	323,918
Prepared Portfolio 2040	1,295,443	337,951
Prepared Portfolio 2045	293,826	165,521
Prepared Portfolio 2050	288,026	138,524

SEMI-ANNUAL REPORT	APRIL 30, 2008	45

Notes to Financial Statements (continued)

4. Capital Shares:

Transactions in capital shares for each period were as follows:

	Prepared Portfolio 2010
	Six Months Ended April 30, 2008		Period Ended October 31, 2007[1]
	Shares	Value	Shares	Value
Shares sold:
Institutional	9,373	$101,029	2,000	$20,000
Investor A	129,137	1,369,468	5,742	59,181
R	167,542	1,707,757	2,000	20,000
Shares redeemed:
Institutional	(1)	(10)	—	—
Investor A	(24,378)	(250,739)	—	—
R	(77,537)	(782,994)	—	—

Net increase	204,136	$2,144,511	9,742	$99,181

	Prepared Portfolio 2015				Prepared Portfolio 2020
	Six Months Ended April 30, 2008		Period Ended October 31, 2007[1]		Six Months Ended April 30, 2008		Period Ended October 31, 2007[1]
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold:
Institutional	3,039	$30,691	2,000	$20,000	3,816	$38,449	14,288	$142,501
Investor A	114,431	1,179,869	24,696	248,247	373,902	3,934,007	7,413	75,324
R	191,215	1,933,135	2,000	20,000	115,175	1,163,615	2,000	20,000
Shares redeemed:
Institutional	—	—	—	—	(15)	(154)	(12)	(117)
Investor A	(17,260)	(175,999)	(74)	(766)	(46,777)	(474,347)	—	—
R	(6,024)	(60,412)	—	—	(14,859)	(148,401)	—	—

Net increase	285,401	$2,907,284	28,622	$287,481	431,242	$4,513,169	23,689	$237,708

	Prepared Portfolio 2025				Prepared Portfolio 2030
	Six Months Ended April 30, 2008		Period Ended October 31, 2007[1]		Six Months Ended April 30, 2008		Period Ended October 31, 2007[1]
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold:
Institutional	21	$216	4,268	$43,895	1,025	$10,275	3,832	$39,328
Investor A	108,767	1,125,142	43,166	444,642	204,029	2,144,718	17,958	184,067
R	111,218	1,101,036	20,533	218,800	134,703	1,338,523	2,032	20,330
Shares issued in reinvestment of dividends:
Institutional	15	161	—	—	—	—	—	—
Investor A	101	1,061	—	—	68	722	—	—
Shares redeemed:
Institutional	—	—	—	—	(1)	(8)	—	—
Investor A	(23,587)	(245,147)	(39)	(399)	(32,149)	(325,690)	—	—
R	(36,379)	(359,165)	—	—	(6,594)	(64,654)	—	—

Net increase	160,156	$1,623,304	67,928	$706,938	301,081	$3,103,886	23,822	$243,725

1	Commenced operations on April 20, 2007.

46	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (concluded)

	Prepared Portfolio 2035				Prepared Portfolio 2040
	Six Months Ended April 30, 2008		Period Ended October 31, 2007[1]		Six Months Ended April 30, 2008		Period Ended October 31, 2007[1]
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold:
Institutional	1,662	$17,555	4,191	$41,995	1,945	$19,220	3,415	$34,484
Investor A	99,646	1,031,796	10,427	104,199	77,389	814,940	16,676	174,677
R	24,046	232,264	3,873	39,890	29,725	292,665	2,260	22,535
Shares issued in reinvestment of dividends:
Investor A	11	112	—	—	3	32	—	—
Shares redeemed:
Institutional	(1,204)	(12,006)	—	—	—	—	—	—
Investor A	(16,406)	(165,809)	—	—	(16,328)	(165,152)	—	—
R	(1,695)	(16,308)	—	—	(8,085)	(80,854)	—	—

Net increase	106,060	$1,087,604	18,491	$186,084	84,649	$880,851	22,351	$231,696

	Prepared Portfolio 2045				Prepared Portfolio 2050
	Six Months Ended April 30, 2008		Period Ended October 31, 2007[1]		Six Months Ended April 30, 2008		Period Ended October 31, 2007[1]
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold:
Institutional	439	$4,379	2,000	$20,000	3,294	$31,855	5,651	$57,801
Investor A	6,997	71,720	7,420	79,124	7,750	75,709	2,650	26,959
R	12,861	135,222	2,024	20,269	11,516	107,336	2,000	20,000
Shares issued in reinvestment of dividends:
Institutional	2	18	—	—	5	52	—	—
Shares redeemed:
Institutional	—	—	—	—	(435)	(4,409)	—	—
Investor A	(3,853)	(37,372)	—	—	(32)	(316)	(200)	(2,186)
R	(4,820)	(44,868)	—	—	(6,375)	(62,233)	—	—

Net increase	11,626	$129,099	11,444	$119,393	15,723	$147,994	10,101	$102,574

1	Commenced operations on April 20, 2007.

5. Short-Term Borrowings:

The Portfolios, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Portfolios pay a commitment fee of 0.06% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the Portfolio’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolios did not borrow under the credit agreement during the six months ended April 30, 2008.

6. Capital Loss Carryforward:

As of October 31, 2007, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains:

	Expiring October 31,
	2015	Total
Prepared Portfolio 2010	$70	$70
Prepared Portfolio 2025	554	554
Prepared Portfolio 2030	1,211	1,211
Prepared Portfolio 2040	1,726	1,726
Prepared Portfolio 2045	660	660

SEMI-ANNUAL REPORT	APRIL 30, 2008	47

Officers and Trustees

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Richard S. Davis, Trustee

Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

Robert M. Hernandez, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

Jean Margo Reid, Trustee

David H. Walsh, Trustee

Fred G. Weiss, Trustee

Richard R. West, Trustee

Donald C. Burke, Fund President and Chief Executive Officer

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer of the Portfolios

Howard Surloff, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Co-Administrator and Transfer Agent

PFPC Inc.

Wilmington, DE 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, PA 19406

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

48	SEMI-ANNUAL REPORT	APRIL 30, 2008

Additional Information (Unaudited)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

SEMI-ANNUAL REPORT	APRIL 30, 2008	49

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; (3) on the Securities and Exchange Commissions’ (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information (if any) on how proxies relating to the Fund’s voting securities were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge on our website at www.blackrock.com, by calling (800) 441-7762 or on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

50	SEMI-ANNUAL REPORT	APRIL 30, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†		BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund
Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government Bond Portfolio	BlackRock Total Return Fund
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Portfolio
Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund
Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

SEMI-ANNUAL REPORT	APRIL 30, 2008	51

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Portfolio unless accompanied or preceded by the Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Funds II

100 Bellevue Parkway

Wilmington, DE 19809

LIFECYCLE-4/08-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments (a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form. (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer of BlackRock Funds II

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: June 23, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: June 23, 2008